Contract revenues - Recognized Revenues (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract revenues
Amounts included in the contract liability at the beginning of the period	SFr 0
Performance obligations satisfied in previous periods	SFr 14,801	SFr 3,935